United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number: 28-11586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       04/26/13
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 128
Form 13F Information Table Value Total: 196,801
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------       -------------     --------   -------   -------    -- --- ------  -------  ----      -----  ---

Accenture Plc                   Common Stock       G1151C101    1,149       15,125SH     SOLE                 15,125
Ensco PLC                       Common Stock       G3157S106      600       10,000SH     SOLE                 10,000
Seadrill Ltd                    Common Stock       G7945E105      353        9,485SH     SOLE                  9,485
UTI Worldwide Inc               Common Stock       G87210103      145       10,000SH     SOLE                 10,000
ACE Limited                     Common Stock       H0023R105      425        4,775SH     SOLE                  4,775
Noble Drilling Corp             Common Stock       H5833N103      443       11,600SH     SOLE                 11,600
Check Point Software TechnologieCommon Stock       M22465104      249        5,305SH     SOLE                  5,305
Teekay LNG Partners             PRTNRSP UNITS      Y8564M105    1,594       38,468SH     SOLE                 38,468
Teekay Offshore Partners LP     PRTNRSP UNITS      Y8565J101      822       27,225SH     SOLE                 27,225
AT&T Inc                        Common Stock       00206R102      413       11,249SH     SOLE                 11,249
Abbott Laboratories             Common Stock       002824100      787       22,275SH     SOLE                 22,275
Abbvie Inc                      Common Stock       00287Y109      712       17,450SH     SOLE                 17,450
Agilent Technologies Inc        Common Stock       00846U101      431       10,275SH     SOLE                 10,275
Allergan                        Common Stock       018490102      544        4,875SH     SOLE                  4,875
Amazon.com Inc                  Common Stock       023135106    1,066        4,000SH     SOLE                  4,000
American Express Co             Common Stock       025816109      204        3,030SH     SOLE                  3,030
American Tower REIT             Common Stock       03027X100      895       11,641SH     SOLE                 11,641
Apache Corp                     Common Stock       037411105      661        8,568SH     SOLE                  8,568
Apple Computer Inc              Common Stock       037833100    1,499        3,387SH     SOLE                  3,387
Arrow Electronics Inc           Common Stock       042735100      203        5,000SH     SOLE                  5,000
Berkshire Hathaway Cl A         CL A               084670108  113,772          728SH     SOLE                    728
Berkshire Hathaway Cl B         CL B               084670207    1,438       13,800SH     SOLE                 13,800
Blackrock Inc                   Common Stock       09247X101      223          867SH     SOLE                    867
Blackstone Group Lp             PRTNRSP UNITS      09253U108      211       10,650SH     SOLE                 10,650
Brazil Foods S A Adr            ADR                10552T107      249       11,250SH     SOLE                 11,250
CH Robinson Worldwide Inc       Common Stock       12541W209      517        8,700SH     SOLE                  8,700
CVS Corp                        Common Stock        126650100     670       12,175SH     SOLE                 12,175
Carnival Corp                   Common Stock        143658300     275        8,023SH     SOLE                  8,023
Celanese Corp                   Common Stock        150870103     543       12,325SH     SOLE                 12,325
Celgene Corp                    Common Stock        151020104   1,518       13,100SH     SOLE                 13,100
ChevronTexaco Corp.             Common Stock        166764100     768        6,466SH     SOLE                  6,466
Cisco Systems Inc               Common Stock       17275R102      383       18,350SH     SOLE                 18,350
Coach Inc                       Common Stock        189754104     392        7,850SH     SOLE                  7,850
Colgate Palmolive Co            Common Stock        194162103     863        7,315SH     SOLE                  7,315
ConocoPhillips                  Common Stock       20825C104      427        7,100SH     SOLE                  7,100
Costco Wholesale Corporation    Common Stock       22160K105    1,165       10,975SH     SOLE                 10,975
Danaher Corp                    Common Stock        235851102   1,299       20,900SH     SOLE                 20,900
Devon Energy Corp               Common Stock       25179M103      237        4,202SH     SOLE                  4,202
Dominion Resources Inc          Common Stock       25746U109      457        7,850SH     SOLE                  7,850
Duke Energy Corp.               Common Stock       26441C105      210        2,889SH     SOLE                  2,889
EMC Corp                        Common Stock        268648102     753       31,506SH     SOLE                 31,506
Enterprise Products Partners    Unit Ltd Partn      293792107   1,883       31,225SH     SOLE                 31,225
Exxon Mobil Corporation         Common Stock       30231G102    1,599       17,746SH     SOLE                 17,746
FedEx Corp                      Common Stock       31428X106      757        7,712SH     SOLE                  7,712
Fluor Corp                      Common Stock        343412102     915       13,800SH     SOLE                 13,800
Freeport McMoRan Cp&Gld B       Common Stock       35671D857      315        9,525SH     SOLE                  9,525
General Electric Co             Common Stock        369604103     686       29,675SH     SOLE                 29,675
Gilead Sciences Inc             Common Stock        375558103     225        4,600SH     SOLE                  4,600
Goldman Sachs Group Inc         Common Stock       38141G104      529        3,595SH     SOLE                  3,595
Google Inc                      Common Stock       38259P508      874        1,100SH     SOLE                  1,100
Guangshen Railway Ltd           ADR                40065W107      221        9,155SH     SOLE                  9,155
HSBC PLC Spon ADR               SPON ADR NEW        404280406     438        8,209SH     SOLE                  8,209
Icici Bank Ltd Adr              ADR                45104G104      411        9,576SH     SOLE                  9,576
Infosys Technologies Ltd        Sponsored ADR       456788108     560       10,387SH     SOLE                 10,387
Intel Corp                      Common Stock        458140100     395       18,075SH     SOLE                 18,075
International Business Machines Common Stock        459200101   1,065        4,994SH     SOLE                  4,994
iShares TIPS Bond Fund          Barclys TIPS BD     464287176     714        5,890SH     SOLE                  5,890
iShares Barclays Aggregate Bond Barclys USAGG BD    464287226     206        1,863SH     SOLE                  1,863
iShares S&P Smallcap 600        S&P Smlcap 600      464287804   1,315       15,110SH     SOLE                 15,110
Itau UniBanco Multiplo ADR      SPONS ADR           465562106     836       46,955SH     SOLE                 46,955
J.P. Morgan Chase & Co          Common Stock       46625H100      795       16,741SH     SOLE                 16,741
Johnson & Johnson               Common Stock        478160104     667        8,175SH     SOLE                  8,175
Kansas City Southern Corp       Common Stock        485170302     277        2,500SH     SOLE                  2,500
Kinder Morgan Energy Partners LPUT LTD Partner      494550106     709        7,900SH     SOLE                  7,900
Liberty Property TRUST          Common Stock        531172104     209        5,250SH     SOLE                  5,250
Lowes Companies Inc             Common Stock        548661107     695       18,325SH     SOLE                 18,325
Mastercard Inc                  Common Stock       57636Q104      216          400SH     SOLE                    400
Mc Cormick & Co Inc N-Vt        Common Stock        579780206     316        4,300SH     SOLE                  4,300
Merck & Co Inc                  Common Stock       58933Y105      385        8,700SH     SOLE                  8,700
Metlife Inc                     Common Stock       59156R108      445       11,701SH     SOLE                 11,701
Mettler Toledo Intl Inc         Common Stock        592688105   1,178        5,526SH     SOLE                  5,526
Microsoft Corp.                 Common Stock        594918104     330       11,550SH     SOLE                 11,550
Mindray Medical                 SPONS ADR           602675100     304        7,600SH     SOLE                  7,600
Mondelez Intl Inc Cl A          Common Stock        609207105     699       22,835SH     SOLE                 22,835
NewLink Genetics Corp.          Common Stock        651511107     147       12,000SH     SOLE                 12,000
Nike Inc                        Common Stock        654106103   1,264       21,425SH     SOLE                 21,425
Noble Energy Inc                Common Stock        655044105   1,064        9,200SH     SOLE                  9,200
Norfolk Southern Corp           Common Stock        655844108     390        5,057SH     SOLE                  5,057
Novo Nordisk                    ADR                 670100205     275        1,705SH     SOLE                  1,705
Oneok Partners LP               Unit Ltd Partn     68268N103    1,127       19,626SH     SOLE                 19,626
Oracle Corp                     Common Stock       68389X105      994       30,750SH     SOLE                 30,750
PDC Energy Inc                  Common Stock       69327R101      248        5,000SH     SOLE                  5,000
Petroleo Brasileiro Adr         Sponsored ADR      71654V408      174       10,528SH     SOLE                 10,528
Phillips 66                     Common Stock        718546104     248        3,550SH     SOLE                  3,550
Plains All American Pipeline LP Unit Ltd Partn      726503105     554        9,800SH     SOLE                  9,800
Plains Exploration & Production Common Stock        726505100     780       16,425SH     SOLE                 16,425
Potash Corp of Saskatchewan Inc Common Stock       73755L107      370        9,427SH     SOLE                  9,427
Powershs Water Resources Ptf    Water Resource     73935X575      297       12,925SH     SOLE                 12,925
PowerShares MENA                MENA Frntr ETF     73936Q603      377       35,468SH     SOLE                 35,468
Praxair Inc                     Common Stock       74005P104    1,525       13,675SH     SOLE                 13,675
Precision Castparts Corp        Common Stock        740189105     773        4,075SH     SOLE                  4,075
Procter & Gamble Co.            Common Stock        742718109     314        4,073SH     SOLE                  4,073
Prudential Financial Inc        Common Stock        744320102     481        8,150SH     SOLE                  8,150
Qualcomm Inc                    Common Stock        747525103   2,062       30,800SH     SOLE                 30,800
Rydex S&P Equal Weight ETF      S&P 500 Eq TRD     78355W106      620       10,400SH     SOLE                 10,400
S&P DEP Receipts                Unit SER 1         78462F103    1,108        7,070SH     SOLE                  7,070
SPDR Gold Trust                 Gold SHS           78463V107      510        3,300SH     SOLE                  3,300
SPDR DB Int'l Govt Inflation-ProDB INT GVT ETF     78464A490      559        9,000SH     SOLE                  9,000
San Juan Basin Royalty Trust    UNIT BEN INT        798241105     516       34,125SH     SOLE                 34,125
Sandisk Corp                    Common Stock       80004C101      830       15,100SH     SOLE                 15,100
Schlumberger Ltd                Sponsored ADR       806857108   1,512       20,183SH     SOLE                 20,183
Consumer Staples Sector SPDR FunSBI Cons STPLS     81369Y308      239        6,000SH     SOLE                  6,000
J M Smuckers Co                 Common Stock        832696405     895        9,027SH     SOLE                  9,027
Starbucks Corp                  Common Stock        855244109     456        8,000SH     SOLE                  8,000
Symantec Corp                   Common Stock        871503108     346       14,000SH     SOLE                 14,000
Taiwan Semiconductor MFG Co LTD Sponsored ADR       874039100     481       27,989SH     SOLE                 27,989
Take Two Interactive Software InCommon Stock        874054109     242       15,000SH     SOLE                 15,000
Target Corporation              Common Stock       87612E106    1,003       14,650SH     SOLE                 14,650
Tata Motors LTD                 Sponsored ADR       876568502     578       23,684SH     SOLE                 23,684
Teva Pharmaceutical Ind         ADR                 881624209     240        6,037SH     SOLE                  6,037
Textron Incorporated            Common Stock        883203101     364       12,200SH     SOLE                 12,200
Thermo Fisher Scientific        Common Stock        883556102     839       10,975SH     SOLE                 10,975
Thoratec Corp                   Common Stock        885175307   1,631       43,500SH     SOLE                 43,500
3M Company                      Common Stock       88579Y101      712        6,700SH     SOLE                  6,700
Tigerlogic Corp.                Common Stock       8867EQ101      154       80,000SH     SOLE                 80,000
Tractor Supply Company          Common Stock        892356106     260        2,500SH     SOLE                  2,500
Union Pacific Corp              Common Stock        907818108   1,091        7,660SH     SOLE                  7,660
Urban Outfitters Inc            Common Stock        917047102     234        6,050SH     SOLE                  6,050
Vale S.A.                       ADR                91912E105      386       22,309SH     SOLE                 22,309
Vanguard MSCI EAFE ETF          MSCI EAFE ETF       921943858     217        5,950SH     SOLE                  5,950
Vanguard Intl Eq Indx Fd        MSCI EMR MKT ETF    922042858     625       14,560SH     SOLE                 14,560
Varian Medical Systems Inc      Common Stock       92220P105    1,238       17,195SH     SOLE                 17,195
Verizon Communications          Common Stock       92343V104      313        6,377SH     SOLE                  6,377
Visa Inc.                       Common Stock       92826C839    1,463        8,614SH     SOLE                  8,614
Vodafone Group PLC              Spons ADR New      92857W209      726       25,563SH     SOLE              25,563.00
Wells Fargo & Co.               Common Stock        949746101     619       16,725SH     SOLE                 16,725
Windstream Corp                 Common Stock       97381W104      207       26,050SH     SOLE                 26,050
Yum! Brands Inc                 Common Stock        988498101   1,389       19,310SH     SOLE                 19,310